<SEQUENCE>1
<FILENAME>compliance13f_03312013.txt

<PERIOD>	03/31/2013
</FILER>
<SROS>	None
<DOCUMENT-COUNT>                 1

<SUBMISSION-CONTACT>
Christopher E. Gildea
302-478-4300
</SUBMISSION-CONTACT>

                               Form 13F Holdings Report
                                    UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C.  20549
				      FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2013

Check here if Amendment 		[   ];  Amendment Number :

This Amendment (Check Only one.): 	[   ] is a restatement.
					[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report

Name:    	Merit Investment Management
Address: 	1 Righter Parkway; Suite 120
Wilmington, 	DE	19803

13F File Number :

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager :

Name: 	Christopher E. Gildea
Title: 	Managing Member
Phone:	302-478-4300

Signature,Place, and Date Of Signing:

Christopher E. Gildea, Wilmington DE, May 13, 2013
Report Type (Check only one.):

[X ]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

	        FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	48

Form 13F Information Table Value Total: $110,305 (x1000)

List of Other Managers: NONE

      NAME OF      		TITLE OF         	Value 	Shares/Prn           	Invstm  Other  	 Sole
      ISSUER        		CLASS    CUSIP  	x$1000   Amt Sh/Prn	Put/Ca	Dscret Managers	Voting

Apple Inc			COM	037833100	2398	5418	SH		SOLE		5418
American Capital Agency	Corp	COM	02503X105	2236	68225	SH		SOLE		68225
American Capital Mortgage Inv	COM	02504A104	2175	84170	SH		SOLE		84170
Armour Residential REIT Inc	COM	042315101	4429	678178	SH		SOLE		678178
Berkshire Hathaway Inc		COM	084670108	625	4	SH		SOLE		4
Cott Corp			COM	22163N106	2395	236699	SH		SOLE		236699
CSX Corp			COM	126408103	4936	200397	SH		SOLE		200397
Centurylink Inc			COM	156700106	411	11695	SH		SOLE		11695
CVS Caremark Corp		COM	126650100	2802	50955	SH		SOLE		50955
EI du Pont de Nemours & Co	COM	263534109	824	16762	SH		SOLE		16762
Diageo PLC			COM	25243Q205	449	3566	SH		SOLE		3566
Emerson Electric Co		COM	291011104	132	2370	SH		SOLE		2370
Enterprise Product Partners LP	COM	293792107	3017	50039	SH		SOLE		50039
Energy Transfer Equity LP	COM	29273V100	82	1400	SH		SOLE		1400
FedEx Corp			COM	31428X106	206	2100	SH		SOLE		2100
Cedar Fair LP			COM	150185106	1385	34821	SH		SOLE		34821
General Dynamics Corp		COM	369550108	5001	70932	SH		SOLE		70932
General Mills Inc		COM	370334104	185	3750	SH		SOLE		3750
GlaxoSmithKline PLC		COM	377334104	69	1470	SH		SOLE		1470
Intel Corp			COM	458140100	6295	288310	SH		SOLE		288310
Invesco Mortgage Capital Inc	COM	46131B100	3878	181323	SH		SOLE		181323
Lorillard Inc			COM	544147101	468	11604	SH		SOLE		11604
McDonald's Corp			COM	580135101	629	6313	SH		SOLE		6313
MFA Financial Inc		COM	55272X102	2497	267952	SH		SOLE		267952
3M Co				COM	88579Y101	149	1400	SH		SOLE		1400
Merck & Co Inc			COM	58933Y105	6426	145383	SH		SOLE		145383
Microsoft Corp			COM	594918104	128	4485	SH		SOLE		4485
MarkWest Energy Partners LP	COM	570759100	2895	47654	SH		SOLE		47654
NextEra Energy LP		COM	65339F101	367	4728	SH		SOLE		4728
Norfolk Southern Corp		COM	655844108	614	7964	SH		SOLE		7964
Nestle SA			COM	641069406	131	1812	SH		SOLE		1812
Plains All American Pipeline LP	COM	726503105	1151	20372	SH		SOLE		20372
Pepsico Inc			COM	713448108	256	3230	SH		SOLE		3230
Pfizer Inc			COM	717081103	144	4975	SH		SOLE		4975
Procter & Gamble Co/The		COM	742718109	158	2048	SH		SOLE		2048
Phillip Morris International In	COM	718172109	619	6673	SH		SOLE		6673
PennyMac Mortgage Investment	COM	713291102	3257	125787	SH		SOLE		125787
Rite Aid Corp			COM	767754104	2251	1184606	SH		SOLE		1184606
Reynolds American Inc		COM	761713106	6203	139425	SH		SOLE		139425
Raytheon Co			COM	755111507	5032	85601	SH		SOLE		85601
Silver Bay Realty Trust Corp	COM	82735Q102	734	35482	SH		SOLE		35482
Southern Co			COM	842587107	8211	174994	SH		SOLE		174994
Starwood Property Trust Inc	COM	85571B105	2464	88746	SH		SOLE		88746
AT&T Inc			COM	00206R102	12755	347647	SH		SOLE		347647
UDR Inc				COM	902653104	2506	103605	SH		SOLE		103605
Verizon Communications Inc	COM	92343V104	5676	115491	SH		SOLE		115491
Western Asset Mortgage Capital	COM	95790D105	515	22163	SH		SOLE		22163
Exxon Mobil Corp		COM	30231G102	137	1525	SH		SOLE		1525






